Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity at beginning of period	$ 320,031	$ 365,719
(Loss) Profit for the year	3,514	(4,750)	$ (3,419)
Dividends paid to joint venture partner	(3,430)	(5,880)
Equity at end of period	756,813	320,031	365,719
Noncontrolling interests
Equity at beginning of period	106,053	114,504
(Loss) Profit for the year	3,514	(4,750)
Dividends paid to joint venture partner	(3,430)	(5,880)
Translation differences	(1,873)	166
Other	2,487	2,013
Equity at end of period	$ 106,751	$ 106,053	$ 114,504